Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Summary of detailed information of provision

Details of the provisions are as follows:

At June 30, 2025	Non-current		Total	Current
(In thousand Euros)	Other	Service warranties	Non- current	Other	Service warranties	Total Current
Carrying amount at the beginning of the year	422	2,642	3,064	500	1,849	2,349
Financial expense from provisions update (Note 22)	9	—	9	—	—	—
Charge / (Credit):	67	(514)	(447)	—	(263)	(263)
(+) additional provisions recognized, net	67	61	128	—	35	35
(+/-) Short-term transferred	—	—	—	—	—	—
(-) Amounts used during the year	—	(575)	(575)	—	(298)	(298)
Carrying amount at year end	498	2,128	2,626	500	1,586	2,086

At December 31, 2024	Non-current		Total Non-	Current		Total
(In thousand Euros)	Other	Service warranties	current	Other	Service warranties	Current
Carrying amount at the beginning of the year	11,652	2,184	13,836	—	1,752	1,752
Reversal of ABL put option liability (Note 6)	(12,000)	—	(12,000)	—		—
Financial expense from provisions update (Note 22)	1,669	—	1,669	—	—	—
Charge / (Credit):	(899)	458	(441)	500	97	597
(+) additional provisions recognized, net	655	2,032	2,687	—	1,475	1,475
(+/-) Short-term transferred	(500)	—	(500)	500	—	500
(-) Amounts used during the year	(1,054)	(1,574)	(2,628)	—	(1,378)	(1,378)
Carrying amount at year end	422	2,642	3,064	500	1,849	2,349